Advances for Vessels (Tables)	12 Months Ended
Dec. 31, 2025
Advances For Assets Acquisition And Assets Under Construction
Advances for vessel acquisition and vessels under construction
Advances for vessels are comprised of the following:

Balance, January 1, 2024	$89,703
Advances paid, including capitalized expenses and interest	143,869
Transferred to vessel cost (refer to Note 4)	(148,368)
Balance, December 31, 2024	$85,204
Advances paid, including capitalized expenses and interest	42,032
Transferred to vessel cost (refer to Note 4)	(39,937)
Balance, December 31, 2025	$87,299